UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011
(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGShares Beyond BRICs ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Bangladesh - 1.7%
GrameenPhone, Ltd.	235,769	$766,193
Lafarge Surma Cement, Ltd.	851,486	859,363
Total Bangladesh		1,625,556
Chile - 1.6%
Empresa Nacional de Electricidad SA	500,359	462,303
Enersis Americas SA	2,971,393	508,723
S.A.C.I. Falabella	73,607	561,237
Total Chile		1,532,263
Colombia - 0.4%
Ecopetrol SA*	745,755	357,624
Czech Republic - 0.4%
CEZ AS	24,178	411,004
Indonesia - 9.3%
PT Astra International Tbk	3,162,359	1,771,160
PT Bank Central Asia Tbk	1,926,889	1,943,296
PT Bank Mandiri Persero Tbk	1,467,916	1,058,233
PT Bank Rakyat Indonesia Persero Tbk	1,689,484	1,380,997
PT Telekomunikasi Indonesia Persero Tbk	7,919,132	2,385,479
PT Unilever Indonesia Tbk	172,761	589,381
Total Indonesia		9,128,546
Kenya - 3.5%
Equity Group Holdings, Ltd.	4,075,227	1,551,892
Safaricom, Ltd.	10,825,993	1,900,706
Total Kenya		3,452,598
Malaysia - 11.9%
Axiata Group Bhd	707,400	987,886
CIMB Group Holdings Bhd	880,400	954,322
DiGi.Com Bhd	586,800	695,747
IHH Healthcare Bhd	439,200	719,018
Malayan Banking Bhd	844,700	1,705,533
Maxis Bhd	392,300	573,148
Petronas Gas Bhd	119,200	650,478
Public Bank Bhd	488,720	2,351,772
Sime Darby Bhd	517,400	974,096
Tenaga Nasional Bhd	554,400	1,938,990
Total Malaysia		11,550,990
Mexico - 15.4%
Alfa SAB de CV Class A	383,168	653,800
America Movil SAB de CV Series L	3,766,322	2,290,507
Arca Continental SAB de CV	34,400	244,353
Cemex SAB de CV Series CPO*	1,897,107	1,161,961
Fomento Economico Mexicano SAB de CV Series UBD	292,754	2,684,560
Grupo Bimbo SAB de CV Series A	254,857	790,434
Grupo Financiero Banorte SAB de CV Class O	308,098	1,712,059
Grupo Financiero Inbursa SAB de CV Class O	279,993	470,468
Grupo Mexico SAB de CV Series B	528,596	1,234,587
Grupo Televisa SAB Series CPO	356,506	1,844,051
Wal-Mart de Mexico SAB de CV	761,301	1,811,929
Total Mexico		14,898,709
Morocco - 1.9%
Attijariwafa Bank	53,836	1,892,941
Netherlands - 1.8%
Steinhoff International Holdings NV	299,870	1,725,507
Nigeria - 4.8%
Guaranty Trust Bank PLC	20,817,031	1,712,482
Nigerian Breweries PLC	3,000,574	1,464,471
Zenith Bank PLC	26,138,587	1,457,844
Total Nigeria		4,634,797
Oman - 1.9%
Bank Muscat SAOG	1,925,072	1,890,071
Philippines - 4.1%
Ayala Corp.	36,460	657,942
Ayala Land, Inc.	1,084,600	894,468
Philippine Long Distance Telephone Co.	10,465	478,235
SM Investments Corp.	50,043	1,028,569
SM Prime Holdings, Inc.	1,450,900	841,906
Total Philippines		3,901,120
Poland - 4.0%
Bank Pekao SA	19,706	681,764
Bank Zachodni WBK SA	4,329	287,136
PGE SA	110,475	329,639
Polski Koncern Naftowy Orlen SA*	50,464	879,634
Polskie Gornictwo Naftowe i Gazownictwo SA	267,784	378,555
Powszechna Kasa Oszczednosci Bank Polski SA*	135,733	797,674
Powszechny Zaklad Ubezpieczen SA	84,929	612,095
Total Poland		3,966,497
Qatar - 6.4%
Barwa Real Estate Co.	172,054	1,559,273
Ezdan Holding Group QSC	397,261	1,956,139
Gulf International Services QSC	81,158	815,748
Industries Qatar QSC	71,278	1,918,338
Total Qatar		6,249,498
South Africa - 13.5%
Aspen Pharmacare Holdings, Ltd.*	39,076	966,640
Barclays Africa Group, Ltd.	49,699	488,947
FirstRand, Ltd.	356,778	1,092,381
MTN Group, Ltd.	205,645	2,006,882
Naspers, Ltd. N Shares	20,081	3,071,440
Nedbank Group, Ltd.	22,788	290,043
Remgro, Ltd.	56,632	984,766
Sanlam, Ltd.	205,443	846,742
Sasol, Ltd.	65,064	1,764,525
Standard Bank Group, Ltd.	141,701	1,236,558
Vodacom Group, Ltd.	38,181	437,732
Total South Africa		13,186,656
Thailand - 8.3%
Advanced Info Service PCL NVDR	187,000	840,808
Airports of Thailand PCL NVDR	67,400	748,036
Bangkok Bank PCL NVDR	72,820	328,457
CP ALL PCL NVDR	692,500	990,271
Kasikornbank PCL NVDR	178,200	862,094
PTT Exploration & Production PCL NVDR	208,200	496,208
PTT PCL NVDR	134,200	1,195,350
Siam Cement PCL NVDR	124,050	1,680,359
Siam Commercial Bank PCL NVDR	244,600	967,541
Total Thailand		8,109,124
Turkey - 3.3%
Akbank TAS	320,902	918,409
KOC Holding AS	95,875	437,425
Turk Telekomunikasyon AS	78,165	164,449
Turkcell Iletisim Hizmetleri AS*	120,029	441,190
Turkiye Garanti Bankasi AS	330,285	870,607
Turkiye Is Bankasi Class C	204,559	324,375
Total Turkey		3,156,455
United Arab Emirates - 2.3%
Abu Dhabi Commercial Bank PJSC	286,285	471,543
Emaar Malls Group PJSC	311,919	239,474
Emaar Properties PJSC	551,410	930,751
First Gulf Bank PJSC	176,954	607,013
Total United Arab Emirates		2,248,781

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
Vietnam - 3.3%
Hoa Phat Group JSC*	746,050	$1,324,587
Vingroup JSC*	895,903	1,984,291
Total Vietnam		3,308,878
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $116,751,398)		97,227,615

Other Assets in Excess of Liabilities - 0.2%		192,049
Net Assets- 100.0%		$97,419,664

*	Non-income producing security.

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$2,999,112	3.1%
Consumer Goods	9,269,866	9.5
Consumer Services	9,307,497	9.6
Financials	40,171,591	41.2
Health Care	1,685,658	1.7
Industrials	10,963,248	11.3
Oil & Gas	5,211,022	5.3
Telecommunications	13,968,962	14.3
Utilities	3,650,659	3.8
Total Investments	97,227,615	99.8
Other Assets in Excess of Liabilities	192,049	0.2
Net Assets	$97,419,664	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares EM Core ex-China ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.7%
Brazil - 13.1%
Ambev SA	20,140	$119,756
Banco Bradesco SA Preference Shares	7,261	57,068
Banco do Brasil SA	4,511	24,190
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,352	41,307
BRF SA	4,681	65,940
CETIP SA	2,816	38,490
Cia Brasileira de Distribuicao Preference Shares	1,679	24,479
Cielo SA	4,415	46,662
Itau Unibanco Holding SA Preference Shares	18,607	175,979
Itausa - Investimentos Itau SA Preference Shares	38,697	91,677
Kroton Educacional SA	11,032	46,831
Petroleo Brasileiro SA Preference Shares*	68,107	200,255
Telefonica Brasil SA Preference Shares	4,477	61,486
Ultrapar Participacoes SA	2,074	46,034
Vale SA Preference Shares	24,607	100,080
Total Brazil		1,140,234
Chile - 1.2%
Cencosud SA	12,229	34,888
Cia Cervecerias Unidas SA	3,015	35,262
Empresas COPEC SA	3,900	34,295
Total Chile		104,445
India - 13.1%
HDFC Bank, Ltd. ADR	4,999	331,684
ICICI Bank, Ltd. ADR	33,913	243,495
Infosys, Ltd. ADR	16,180	288,813
Tata Motors, Ltd. ADR*	8,013	277,811
Total India		1,141,803
Indonesia - 3.5%
PT Astra International Tbk	116,510	65,254
PT Bank Central Asia Tbk	101,459	102,323
PT Bank Mandiri Persero Tbk	87,045	62,751
PT Telekomunikasi Indonesia Persero Tbk	252,899	76,181
Total Indonesia		306,509
Kuwait - 0.0%
National Bank of Kuwait SAKP	935	1,828
Malaysia - 3.2%
IHH Healthcare Bhd	80,400	131,624
Sime Darby Bhd	22,800	42,925
Tenaga Nasional Bhd	28,500	99,678
Total Malaysia		274,227
Mexico - 7.9%
Alfa SAB de CV Class A	37,650	64,242
Cemex SAB de CV Series CPO*	95,994	58,795
Coca-Cola Femsa SAB de CV Series L	13,878	114,060
Fibra Uno Administracion SA de CV	19,926	41,971
Fomento Economico Mexicano SAB de CV Series UBD	4,707	43,163
Grupo Bimbo SAB de CV Series A	29,931	92,830
Grupo Mexico SAB de CV Series B	34,587	80,781
Grupo Televisa SAB Series CPO	18,324	94,782
Wal-Mart de Mexico SAB de CV	42,045	100,069
Total Mexico		690,693
Netherlands - 1.4%
Steinhoff International Holdings NV	21,420	123,255
Peru - 0.7%
Credicorp, Ltd.	224	34,570
Southern Copper Corp.	971	26,198
Total Peru		60,768
Philippines - 1.9%
JG Summit Holdings, Inc.	34,800	63,612
Philippine Long Distance Telephone Co.	1,440	65,806
SM Investments Corp.	2,000	41,107
Total Philippines		170,525
Poland - 1.8%
Powszechna Kasa Oszczednosci Bank Polski SA*	13,842	81,346
Powszechny Zaklad Ubezpieczen SA	10,896	78,529
Total Poland		159,875
Russia - 3.7%
Gazprom PAO ADR	19,286	83,123
LUKOIL PJSC ADR	3,315	138,468
Sberbank of Russia PJSC ADR	11,702	101,924
Total Russia		323,515
South Africa - 9.0%
Aspen Pharmacare Holdings, Ltd. *	2,650	65,554
Bid Corp., Ltd.*	6,393	120,483
Bidvest Group, Ltd.	6,570	62,219
FirstRand, Ltd.	10,333	31,638
MTN Group, Ltd.	7,849	76,598
Naspers, Ltd. N Shares	1,079	165,036
Redefine Properties Ltd.	40,432	31,252
Remgro, Ltd.	2,641	45,924
Sanlam, Ltd.	12,549	51,721
Sasol, Ltd.	3,178	86,187
Standard Bank Group, Ltd.	5,408	47,193
Total South Africa		783,805
South Korea - 18.7%
Amorepacific Corp.	119	44,579
Celltrion, Inc.*	796	66,411
Hana Financial Group, Inc.	1,467	29,611
Hyundai Motor Co.	1,087	127,871
KB Financial Group, Inc.	3,704	104,832
Kia Motors Corp.	2,489	93,350
Korea Electric Power Corp.	2,024	106,133
KT&G Corp.	779	92,315
LG Chem, Ltd.	187	42,210
LG Household & Health Care Ltd.	31	30,062
NAVER Corp.	113	69,653
POSCO	473	82,745
Samsung C&T Corp.	426	45,490
Samsung Electronics Co., Ltd.	312	385,988
Samsung Fire & Marine Insurance Co., Ltd.	127	29,053
Shinhan Financial Group Co., Ltd.	3,547	117,017
SK Hynix, Inc.	2,978	83,767
SK Telecom Co., Ltd.	399	74,649
Total South Korea		1,625,736
Taiwan - 13.9%
Advanced Semiconductor Engineering, Inc.	37,595	42,712
Cathay Financial Holding Co., Ltd.	47,444	51,475
China Steel Corp.	106,413	68,943
Chunghwa Telecom Co., Ltd.	29,419	106,244
CTBC Financial Holding Co., Ltd.	81,222	42,425
Far Eastern New Century Corp.	87,461	65,069
Formosa Chemicals & Fibre Corp.	15,115	37,953
Formosa Plastics Corp.	32,730	78,936
Hon Hai Precision Industry Co., Ltd.	50,312	128,669
MediaTek, Inc.	7,826	59,194
Nan Ya Plastics Corp.	46,260	87,475
President Chain Store Corp.	12,450	96,871
Taiwan Semiconductor Manufacturing Co., Ltd.	68,813	346,635
Total Taiwan		1,212,601

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares EM Core ex-China ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
Thailand - 4.2%
Airports of Thailand PCL NVDR	5,800	$64,371
BTS Group Holdings PCL NVDR	243,600	66,550
CP ALL PCL NVDR	24,600	35,178
PTT PCL	6,800	60,569
Siam Cement PCL	4,100	55,538
Siam Commercial Bank PCL (The)	19,600	77,530
Total Thailand		359,736
Turkey - 2.4%
Haci Omer Sabanci Holding AS	19,612	64,245
Turkiye Garanti Bankasi AS	31,670	83,480
Turkiye Is Bankasi Class C	38,652	61,292
Total Turkey		209,017
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $8,423,635)		8,688,572

Other Assets in Excess of Liabilities - 0.3%		23,574
Net Assets- 100.0%		$8,712,146

*	Non-income producing security.

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$994,190	11.4%
Consumer Staples	1,049,935	12.0
Energy	648,931	7.4
Financials	2,377,820	27.3
Health Care	263,589	3.0
Industrials	515,585	5.9
Information Technology	1,452,093	16.7
Materials	719,654	8.3
Telecommunication Services	460,964	5.3
Utilities	205,811	2.4
Total Investments	8,688,572	99.7
Other Assets in Excess of Liabilities	23,574	0.3
Net Assets	$8,712,146	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares EM Quality Dividend ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.0%
Brazil - 17.3%
Banco Bradesco SA Preference Shares	45,277	$355,856
BB Seguridade Participacoes SA	39,669	348,059
CETIP SA	25,869	353,587
Cielo SA	33,155	350,411
Itau Unibanco Holding SA Preference Shares	37,488	354,549
Itausa - Investimentos Itau SA Preference Shares	151,125	358,030
Telefonica Brasil SA Preference Shares	26,590	365,185
Ultrapar Participacoes SA	15,555	345,257
Total Brazil		2,830,934
Chile - 4.1%
Banco de Chile	2,964,348	317,584
Empresa Nacional de Electricidad SA	366,566	338,686
Total Chile		656,270
China - 10.0%
Agricultural Bank of China, Ltd. Class H	862,902	314,775
China Construction Bank Corp. Class H	470,647	310,612
China Merchants Bank Co., Ltd. Class H*	155,378	347,289
China Minsheng Banking Corp., Ltd. Class H	347,168	334,730
CNOOC, Ltd.	256,257	317,764
Total China		1,625,170
Hong Kong - 2.0%
CLP Holdings, Ltd.	31,699	322,794
India - 1.9%
Infosys, Ltd.	17,629	305,801
Indonesia - 10.1%
PT Indocement Tunggal Prakarsa Tbk	252,291	322,226
PT Indofood Sukses Makmur Tbk	581,859	319,279
PT Semen Indonesia Persero Tbk	457,758	323,938
PT Telekomunikasi Indonesia Persero Tbk	1,099,531	331,212
PT United Tractors Tbk	298,190	334,018
Total Indonesia		1,630,673
Malaysia - 9.9%
British American Tobacco Malaysia Bhd	25,500	333,337
DiGi.Com Bhd	273,900	324,753
Gamuda Bhd	270,400	325,969
Kuala Lumpur Kepong Bhd	55,000	317,326
Petronas Gas Bhd	58,900	321,419
Total Malaysia		1,622,804
Nigeria - 1.3%
Nigerian Breweries PLC	422,582	206,247
Oman - 1.9%
Oman Telecommunications Co. SAOG	74,034	312,481
Qatar - 1.9%
Gulf International Services QSC	31,103	312,627
South Africa - 12.2%
Bid Corp., Ltd.*	17,840	336,213
Bidvest Group, Ltd.	35,647	337,582
Mondi, Ltd.	17,124	313,505
MTN Group, Ltd.	32,723	319,342
Sasol, Ltd.	11,905	322,862
Woolworths Holdings, Ltd.	59,916	343,745
Total South Africa		1,973,249
Taiwan - 11.8%
Delta Electronics, Inc.*	66,117	319,733
Far EasTone Telecommunications Co., Ltd.	132,240	319,337
MediaTek, Inc.	44,625	337,534
Nan Ya Plastics Corp.	162,587	307,443
Pegatron Corp.	148,868	312,882
Taiwan Semiconductor Manufacturing Co., Ltd.	62,127	312,956
Total Taiwan		1,909,885
Thailand - 7.6%
Advanced Info Service PCL NVDR	66,900	300,802
Intouch Holdings PCL NVDR	205,000	316,484
Siam Cement PCL NVDR	23,400	316,972
Thai Union Group PCL NVDR	492,200	308,150
Total Thailand		1,242,408
Turkey - 6.1%
Enka Insaat ve Sanayi AS	219,674	335,357
Eregli Demir ve Celik Fabrikalari TAS	226,361	319,589
Tupras-Turkiye Petrol Rafinerileri AS	14,649	324,752
Total Turkey		979,698
United Arab Emirates - 1.9%
Emirates Telecommunications Group Co. PJSC	60,138	310,260
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $16,795,843)		16,241,301

Other Assets in Excess of Liabilities - 0.0%^		4,632
Net Assets- 100.0%		$16,245,933

*	Non-income producing security.
^	Amount rounds to less than 0.1%.
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares EM Quality Dividend ETF

June 30, 2016 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$343,745	2.1%
Consumer Staples	1,820,552	11.2
Energy	1,957,280	12.1
Financials	3,395,071	20.9
Industrials	998,908	6.1
Information Technology	1,939,317	11.9
Materials	1,903,673	11.7
Telecommunication Services	2,899,856	17.9
Utilities	982,899	6.1
Total Investments	16,241,301	100.0
Other Assets in Excess of Liabilities	4,632	0.0 ^
Net Assets	$16,245,933	100.0%

^	Amount rounds to less than 0.1%.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares EM Strategic Opportunities ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.4%
Brazil - 8.5%
Ambev SA ADR	120,692	$713,290
BRF SA ADR	17,266	240,515
Telefonica Brasil SA ADR	16,872	229,459
Total Brazil		1,183,264
Chile - 1.2%
Enersis Americas SA ADR	11,041	94,732
Enersis Chile SA ADR	11,041	64,369
Total Chile		159,101
China - 23.9%
Belle International Holdings, Ltd.	181,905	106,452
CGN Power Co., Ltd. Class H, 144A	294,455	81,604
China Mengniu Dairy Co., Ltd.	78,796	136,914
China Mobile, Ltd.	58,855	672,535
China Resources Power Holdings Co., Ltd.	55,251	82,329
China Telecom Corp., Ltd. Class H	498,486	222,322
China Unicom Hong Kong, Ltd.	207,713	214,729
Ctrip.com International, Ltd. ADR*	11,714	482,617
Hengan International Group Co., Ltd.	22,371	186,570
Huaneng Power International, Inc. Class H	117,906	72,647
JD.com, Inc. ADR*	29,752	631,635
Qinqin Foodstuffs Group Cayman Co., Ltd.*	4,474	6,344
Sinopharm Group Co. Class H	34,554	164,576
Vipshop Holdings, Ltd. ADR*	12,309	137,492
Want Want China Holdings, Ltd.	192,661	136,587
Total China		3,335,353
India - 13.9%
Bharti Airtel, Ltd.	50,255	273,110
Dr. Reddy's Laboratories, Ltd. ADR	2,387	122,286
Hindustan Unilever, Ltd.	20,530	273,313
ITC, Ltd.	55,665	303,830
Lupin, Ltd.	6,379	145,518
Mahindra & Mahindra, Ltd.	10,132	214,656
Sun Pharmaceutical Industries, Ltd.	31,235	353,143
Tata Motors, Ltd. ADR*	6,758	234,300
Total India		1,920,156
Indonesia - 6.6%
PT Astra International Tbk	673,965	377,471
PT Telekomunikasi Indonesia Persero Tbk ADR	8,803	541,032
Total Indonesia		918,503
Malaysia - 2.9%
Axiata Group Bhd	109,200	152,498
Tenaga Nasional Bhd	73,000	255,314
Total Malaysia		407,812
Mexico - 14.5%
America Movil SAB de CV Class L ADR	53,080	650,761
Fomento Economico Mexicano SAB de CV ADR	6,278	580,652
Grupo Televisa SAB ADR	14,733	383,647
Telesites SAB de CV*	54,312	33,295
Wal-Mart de Mexico SAB de CV	151,091	359,603
Total Mexico		2,007,958
Netherlands - 4.5%
Steinhoff International Holdings NV	108,847	626,325
Philippines - 0.9%
Philippine Long Distance Telephone Co., ADR	2,692	119,983
Russia - 3.1%
Magnit PJSC GDR	8,362	277,786
Mobile TeleSystems PJSC ADR	18,713	154,944
Total Russia		432,730
South Africa - 16.0%
Aspen Pharmacare Holdings, Ltd.*	8,479	209,749
Mr Price Group, Ltd.	7,862	110,723
MTN Group, Ltd.	55,451	541,144
Naspers, Ltd. N Shares	4,401	673,144
Netcare, Ltd.	41,578	88,522
Shoprite Holdings, Ltd.	10,836	123,062
Tiger Brands, Ltd.	5,122	126,793
Vodacom Group, Ltd.	17,963	205,940
Woolworths Holdings, Ltd.	27,333	156,813
Total South Africa		2,235,890
Thailand - 2.5%
Advanced Info Service PCL	38,300	172,208
CP ALL PCL NVDR	127,000	181,609
Total Thailand		353,817
Turkey - 0.9%
BIM Birlesik Magazalar AS	6,466	126,030
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $15,655,753)		13,826,922

Other Assets in Excess of Liabilities - 0.6%		84,092
Net Assets- 100.0%		$13,911,014

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At June 30, 2016, the net value of these securities was $81,604, representing 0.59% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares EM Strategic Opportunities ETF

June 30, 2016 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$4,135,275	29.7%
Consumer Staples	3,772,898	27.1
Health Care	1,083,794	7.8
Telecommunication Services	4,183,960	30.1
Utilities	650,995	4.7
Total Investments	13,826,922	99.4
Other Assets in Excess of Liabilities	84,092	0.6
Net Assets	$13,911,014	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Brazil - 13.5%
Ambev SA ADR	6,403,278	$37,843,373
BRF SA ADR	1,426,534	19,871,619
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	740,151	10,769,197
Lojas Renner SA	2,090,812	15,460,425
Total Brazil		83,944,614
Chile - 3.3%
S.A.C.I. Falabella	2,665,924	20,327,084
China - 15.7%
Belle International Holdings, Ltd.	20,503,453	11,998,747
China Mengniu Dairy Co., Ltd.	8,324,281	14,464,041
Ctrip.com International, Ltd. ADR*	655,189	26,993,787
Hengan International Group Co., Ltd.	1,983,074	16,538,504
Qinqin Foodstuffs Group Cayman Co., Ltd.*	396,614	562,359
Vipshop Holdings, Ltd. ADR*	1,192,086	13,315,601
Want Want China Holdings, Ltd.	20,550,746	14,569,455
Total China		98,442,494
India - 10.8%
Hindustan Unilever, Ltd.	1,609,379	21,425,402
Maruti Suzuki India, Ltd.	303,900	18,853,101
Tata Motors, Ltd. ADR*	767,133	26,596,501
Total India		66,875,004
Indonesia - 3.9%
PT Astra International Tbk	43,704,600	24,477,884
Malaysia - 2.2%
Genting Bhd	6,747,862	13,725,032
Mexico - 15.1%
Fomento Economico Mexicano SAB de CV Series UBD	3,429,471	31,448,319
Grupo Bimbo SAB de CV Series A	4,436,940	13,761,086
Grupo Televisa SAB Series CPO	4,530,480	23,434,216
Wal-Mart de Mexico SAB de CV	10,360,036	24,657,326
Total Mexico		93,300,947
Netherlands - 4.9%
Steinhoff International Holdings NV	5,251,001	30,215,217
Philippines - 2.8%
SM Investments Corp.	845,850	17,385,344
Russia - 3.4%
Magnit PJSC GDR	633,258	21,036,831
South Africa - 18.8%
Mr Price Group, Ltd.	860,161	12,113,910
Naspers, Ltd. N Shares	402,345	61,539,691
Shoprite Holdings, Ltd.	1,211,379	13,757,361
Tiger Brands, Ltd.	578,111	14,310,862
Woolworths Holdings, Ltd.	2,562,234	14,699,822
Total South Africa		116,421,646
Thailand - 5.4%
CP ALL PCL	12,107,683	17,313,918
Thai Beverage PCL	24,122,200	16,309,683
Total Thailand		33,623,601
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $675,216,981)		619,775,698

Other Assets in Excess of Liabilities - 0.2%		1,186,538
Net Assets- 100.0%		$620,962,236

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

June 30, 2016 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Consumer Goods	$286,649,652	46.1%
Consumer Services	306,529,545	49.4
Industrials	26,596,501	4.3
Total Investments	619,775,698	99.8
Other Assets in Excess of Liabilities	1,186,538	0.2
Net Assets	$620,962,236	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.4%
Brazil - 7.1%
Ambev SA ADR	8,991	$53,137
Banco Bradesco SA Preference Shares ADR	6,901	53,897
BRF SA ADR	3,557	49,549
Itau Unibanco Holding SA Preference Shares ADR	5,871	55,422
Petroleo Brasileiro SA ADR*	7,143	51,144
Vale SA ADR	10,113	51,172
Total Brazil		314,321
Chile - 5.8%
Empresa Nacional de Electricidad SA ADR	1,899	52,659
Endesa Americas SA ADR	3,843	52,880
Enersis Americas SA ADR	5,913	50,734
Enersis Chile SA ADR	8,466	49,357
S.A.C.I. Falabella	7,071	53,915
Total Chile		259,545
China - 12.9%
AAC Technologies Holdings, Inc.	2,262	19,200
Baidu, Inc. ADR*	102	16,845
Bank of China, Ltd. Class H	34,359	13,685
Belle International Holdings, Ltd.	30,224	17,687
CGN Power Co., Ltd. Class H, 144A	51,468	14,264
China Construction Bank Corp. Class H	22,398	14,782
China Everbright International, Ltd.	13,866	15,371
China Life Insurance Co., Ltd. ADR	1,371	14,752
China Merchants Holdings International Co., Ltd.	6,069	16,115
China Mobile, Ltd. ADR	274	15,864
China Overseas Land & Investment, Ltd.	5,460	17,243
China Pacific Insurance Group Co., Ltd. Class H	4,712	15,853
China Railway Signal & Communication Corp., Ltd. Class H, 144A	26,950	17,890
China Resources Land, Ltd.	6,804	15,874
China Resources Power Holdings Co., Ltd.	8,710	12,979
China Unicom Hong Kong, Ltd. ADR	1,372	14,282
CITIC, Ltd.	9,921	14,425
CNOOC, Ltd.	14,712	18,243
Ctrip.com International, Ltd. ADR*	419	17,263
Haitong Securities Co., Ltd. Class H*	8,968	15,074
Hengan International Group Co., Ltd.	1,972	16,446
Industrial and Commercial Bank of China, Ltd. Class H	30,321	16,767
JD.com, Inc. ADR*	771	16,368
Lenovo Group, Ltd.	26,216	15,781
NetEase, Inc. ADR	98	18,936
New Oriental Education & Technology Group, Inc. ADR	438	18,343
PICC Property & Casualty Co., Ltd. Class H	8,364	13,067
Ping An Insurance Group Co. of China, Ltd. Class H	3,624	15,953
Qinqin Foodstuffs Group Cayman Co., Ltd.*	394	559
Semiconductor Manufacturing International Corp.*	179,272	14,327
Shunfeng International Clean Energy, Ltd.*	121,474	15,815
Sinopharm Group Co. Class H	3,675	17,503
Tencent Holdings, Ltd.	815	18,500
Want Want China Holdings, Ltd.	23,150	16,412
Xinyi Solar Holdings, Ltd.	45,066	17,717
ZTE Corp. Class H	12,309	15,517
Total China		565,702
Czech Republic - 1.1%
CEZ AS	2,772	47,122
Hong Kong - 1.4%
Alibaba Pictures Group, Ltd.*	72,521	16,826
China Overseas Property Holdings, Ltd.	113,388	16,662
GCL-Poly Energy Holdings, Ltd.	118,426	15,418
Haier Electronics Group Co., Ltd.	9,292	14,181
Hanergy Thin Film Power Group, Ltd.#*§	60,421	604
Total Hong Kong		63,691
India - 15.0%
Adani Ports and Special Economic Zone, Ltd.	13,691	41,958
Dr. Reddy's Laboratories, Ltd.	858	42,988
Hindustan Unilever, Ltd.	3,092	41,163
Housing Development Finance Corp., Ltd.	2,227	41,363
Infosys, Ltd. ADR	2,158	38,520
ITC, Ltd.	7,998	43,655
Larsen & Toubro, Ltd.	1,834	40,663
Lupin, Ltd.	1,910	43,571
Mahindra & Mahindra, Ltd.	2,009	42,563
Maruti Suzuki India, Ltd.	667	41,379
Reliance Industries, Ltd.	2,895	41,569
Sun Pharmaceutical Industries, Ltd.	3,744	42,330
Tata Consultancy Services, Ltd.	1,112	42,063
Tata Motors, Ltd. ADR*	1,186	41,119
Wipro, Ltd.	5,094	42,110
Zee Entertainment Enterprises, Ltd.	6,108	41,311
Total India		668,325
Indonesia - 5.0%
PT Astra International Tbk	99,214	55,568
PT Telekomunikasi Indonesia Persero Tbk ADR	1,769	108,723
PT Unilever Indonesia Tbk	14,929	50,931
Total Indonesia		215,222
Malaysia - 5.9%
Genting Bhd	24,800	50,443
Genting Malaysia Bhd	47,000	51,879
IHH Healthcare Bhd	32,600	53,370
Sime Darby Bhd	26,300	49,514
Tenaga Nasional Bhd	14,800	51,762
Total Malaysia		256,968
Mexico - 12.2%
Alfa SAB de CV Class A	28,280	48,254
America Movil SAB de CV Class L ADR	3,954	48,476
Cemex SAB de CV Series CPO*	74,641	45,717
Fibra Uno Administracion SA de CV	23,053	48,557
Fomento Economico Mexicano SAB de CV ADR	541	50,037
Grupo Aeroportuario del Sureste SAB de CV Class B	3,214	50,599
Grupo Mexico SAB de CV Series B	22,610	52,808
Grupo Televisa SAB ADR	1,885	49,085
Kimberly-Clark de Mexico SAB de CV Class A	22,142	51,763
Telesites SAB de CV*	76,309	46,780
Wal-Mart de Mexico SAB de CV	20,580	48,981
Total Mexico		541,057
Netherlands - 0.9%
Steinhoff International Holdings NV	7,069	40,676
Peru - 1.2%
Southern Copper Corp.	1,904	51,370
Philippines - 4.6%
Ayala Land, Inc.	61,800	50,966
Jollibee Foods Corp.	10,210	52,518
SM Investments Corp.	2,420	49,740
SM Prime Holdings, Inc.	91,200	52,920
Total Philippines		206,144
Poland - 2.1%
LPP SA	38	48,337
Powszechny Zaklad Ubezpieczen SA	6,054	43,632
Total Poland		91,969
Russia - 4.4%
Gazprom PAO ADR	11,206	48,298
Lukoil PJSC ADR	1,216	50,792
Magnit PJSC GDR	1,358	45,113
MMC Norilsk Nickel PJSC ADR	3,776	50,183
Total Russia		194,386

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (Continued)

EGShares Emerging Markets Core ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
South Africa - 14.2%
Aspen Pharmacare Holdings, Ltd.*	2,040	$50,464
Bid Corp., Ltd.*	2,453	46,229
Bidvest Group, Ltd.	4,753	45,012
FirstRand, Ltd.	14,501	44,399
Life Healthcare Group Holdings, Ltd.	17,410	43,035
MTN Group, Ltd.	5,088	49,654
Naspers, Ltd. N Shares	286	43,744
Netcare, Ltd.	20,594	43,846
Remgro, Ltd.	2,796	48,619
Sanlam, Ltd.	10,277	42,357
Sasol, Ltd. ADR	1,459	39,568
Shoprite Holdings, Ltd.	3,806	43,224
Tiger Brands, Ltd.	1,779	44,038
Woolworths Holdings, Ltd.	7,753	44,480
Total South Africa		628,669
Thailand - 2.3%
CP ALL PCL NVDR	36,800	52,624
Siam Cement PCL NVDR	3,600	48,765
Total Thailand		101,389
Turkey - 1.2%
Haci Omer Sabanci Holding AS	15,665	51,315
United Arab Emirates - 2.1%
DP World, Ltd.	2,754	45,689
Emaar Properties PJSC	29,193	49,276
Total United Arab Emirates		94,965
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $4,715,533)		4,392,836

Other Assets in Excess of Liabilities - 0.6%		28,423
Net Assets- 100.0%		$4,421,259

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
§	Illiquid.
#	Fair valued security.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At June 30, 2016, the net value of these securities was $32,154, representing 0.73% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (Concluded)

EGShares Emerging Markets Core ETF

June 30, 2016 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$757,686	17.1%
Consumer Staples	653,861	14.8
Energy	249,614	5.7
Financials	752,435	17.0
Health Care	337,107	7.6
Industrials	417,341	9.5
Information Technology	309,243	7.0
Materials	300,015	6.8
Telecommunication Services	283,779	6.4
Utilities	331,755	7.5
Total Investments	4,392,836	99.4
Other Assets in Excess of Liabilities	28,423	0.6
Net Assets	$4,421,259	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Consumer Goods - 80.7%
Aditya Birla Fashion and Retail, Ltd.*	181,776	$384,316
Bajaj Auto, Ltd.	93,719	3,735,083
Bosch, Ltd.	12,051	4,043,856
Colgate-Palmolive India, Ltd.	198,589	2,702,482
Dabur India, Ltd.	824,201	3,769,015
Emami, Ltd.	82,982	1,352,707
Exide Industries, Ltd.	537,487	1,348,197
GlaxoSmithKline Consumer Healthcare, Ltd.	17,266	1,513,343
Godrej Consumer Products, Ltd.	167,562	3,990,133
Hero MotoCorp, Ltd.	77,548	3,651,632
Hindustan Unilever, Ltd.	256,293	3,411,987
ITC, Ltd.	679,248	3,707,459
Marico, Ltd.	684,880	2,674,781
Maruti Suzuki India, Ltd.	59,448	3,687,987
Motherson Sumi Systems, Ltd.	657,217	2,824,782
MRF, Ltd.	3,724	1,825,041
Nestle India, Ltd.	41,778	4,018,629
Page Industries, Ltd.	5,678	1,179,181
Procter & Gamble Hygiene & Health Care, Ltd.	14,021	1,301,069
Rajesh Exports, Ltd.	79,189	507,258
Titan Co., Ltd.	476,856	2,870,179
TVS Motor Co., Ltd.	283,594	1,300,427
United Breweries, Ltd.	94,937	1,055,989
United Spirits, Ltd.*	83,841	3,105,639
Welspun India, Ltd.	390,164	629,511
Total Consumer Goods		60,590,683
Consumer Services - 5.7%
Sun TV Network, Ltd.	110,469	595,676
Zee Entertainment Enterprises, Ltd.	547,871	3,705,506
Total Consumer Services		4,301,182
Industrials - 13.4%
Bharat Forge, Ltd.	180,512	2,033,251
Mahindra & Mahindra, Ltd.	178,511	3,781,937
Tata Motors, Ltd.*	616,176	4,192,589
Total Industrials		10,007,777
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $69,507,423)		74,899,642

Other Assets in Excess of Liabilities - 0.2%		175,748
Net Assets - 100.0%		$75,075,390

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Basic Materials - 10.0%
NMDC, Ltd.	835,158	$1,161,265
Steel Authority of India, Ltd.	1,091,992	733,711
Vedanta, Ltd.	1,219,649	2,384,365
Total Basic Materials		4,279,341
Consumer Goods - 6.2%
Aditya Birla Nuvo, Ltd.	58,774	1,063,366
Cummins India, Ltd.	126,941	1,596,566
Total Consumer Goods		2,659,932
Consumer Services - 1.4%
Dish TV India, Ltd.*	400,672	579,978
Industrials - 44.9%
Adani Ports and Special Economic Zone, Ltd.	417,121	1,278,339
Amara Raja Batteries, Ltd.	83,820	1,078,626
Ambuja Cements, Ltd.	672,285	2,537,939
Bharat Heavy Electricals, Ltd.	579,688	1,096,765
Eicher Motors, Ltd.	7,363	2,096,963
Gujarat Pipavav Port, Ltd.*	274,177	662,136
Havells India, Ltd.	216,526	1,154,570
Larsen & Toubro, Ltd.	83,932	1,860,941
NBCC India Ltd.	62,580	176,721
Shree Cement, Ltd.	8,420	1,814,670
Siemens, Ltd.	93,596	1,816,174
UltraTech Cement, Ltd.	48,887	2,470,606
Voltas, Ltd.	235,229	1,123,084
Total Industrials		19,167,534
Oil & Gas - 6.0%
GAIL India, Ltd.	448,384	2,558,635
Telecommunications - 14.0%
Bharti Airtel, Ltd.	383,131	2,082,117
Bharti Infratel, Ltd.	368,690	1,884,828
Idea Cellular, Ltd.	937,677	1,480,945
Tata Communications, Ltd.	74,546	530,641
Total Telecommunications		5,978,531
Utilities - 17.4%
CESC, Ltd.	65,783	581,711
JSW Energy, Ltd.	298,331	370,842
NTPC, Ltd.	1,170,783	2,711,214
Reliance Infrastructure, Ltd.	142,838	1,154,957
Reliance Power, Ltd.	739,428	562,555
Tata Power Co., Ltd.	1,908,861	2,074,449
Total Utilities		7,455,728
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $41,473,552)		42,679,679

Other Assets in Excess of Liabilities - 0.1%		37,965
Net Assets - 100.0%		$42,717,644

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 3.3%
Jubilant Life Sciences, Ltd.	50,518	$235,020
SRF, Ltd.	21,004	408,550
Total Basic Materials		643,570
Consumer Goods - 15.3%
Apollo Tyres, Ltd.	231,312	519,205
Arvind, Ltd.	103,230	503,188
Balrampur Chini Mills, Ltd.*	95,095	177,101
Bata India, Ltd.	46,463	375,759
Ceat, Ltd.	12,611	156,734
Coffee Day Enterprises Ltd., 144A*	26,327	99,660
Delta Corp., Ltd.	78,702	111,882
Godfrey Phillips India, Ltd.	11,163	144,071
JK Tyre & Industries, Ltd.	67,706	90,131
Kaveri Seed Co., Ltd.	18,982	124,953
PC Jeweller, Ltd.	21,474	122,649
Tata Global Beverages, Ltd.	318,285	618,698
Total Consumer Goods		3,044,031
Consumer Services - 5.3%
Cox & Kings, Ltd.	62,527	155,681
Jet Airways India, Ltd.*	21,073	173,514
Jubilant Foodworks, Ltd.	25,843	434,941
TV18 Broadcast, Ltd.*	417,202	278,464
Total Consumer Services		1,042,600
Financials - 24.5%
Allahabad Bank*	172,778	177,143
Andhra Bank*	180,503	154,576
Bank of India	186,471	279,727
DCB Bank, Ltd.*	151,021	217,486
Dewan Housing Finance Corp., Ltd.	100,475	303,234
Federal Bank, Ltd.*	1,140,755	973,516
Housing Development & Infrastructure, Ltd.*	197,073	301,471
IFCI, Ltd.	569,406	225,670
Indiabulls Real Estate, Ltd.*	134,324	185,480
Karnataka Bank, Ltd. (The)	139,236	290,457
Manappuram Finance, Ltd.	276,001	281,951
Oriental Bank of Commerce	88,609	141,851
SKS Microfinance, Ltd.*	80,919	888,736
Syndicate Bank*	156,807	169,132
UCO Bank*	218,781	140,354
Unitech, Ltd.*	1,387,441	131,560
Total Financials		4,862,344
Health Care - 6.2%
Dishman Pharmaceuticals & Chemicals, Ltd.	47,940	98,906
Fortis Healthcare, Ltd.*	75,405	176,181
Granules India, Ltd.	81,766	167,360
Ipca Laboratories, Ltd.	43,449	314,562
Marksans Pharma, Ltd.	160,341	113,316
Sun Pharma Advanced Research Co., Ltd.*	51,426	253,644
Suven Life Sciences, Ltd.	37,217	113,700
Total Health Care		1,237,669
Industrials - 26.5%
Adani Enterprises, Ltd.	181,478	233,250
BEML, Ltd.	14,723	186,309
Century Textiles & Industries, Ltd.	32,030	312,683
Crompton Greaves, Ltd.*	910,621	995,011
Engineers India, Ltd.	79,174	238,947
Escorts, Ltd.	42,558	138,655
Gujarat Pipavav Port, Ltd.*	188,655	455,601
Hindustan Construction Co., Ltd.*	347,160	105,442
India Cements, Ltd.*	137,902	230,977
IRB Infrastructure Developers, Ltd.	114,431	361,798
Jain Irrigation Systems, Ltd.	224,211	247,481
Jaiprakash Associates, Ltd.*	1,118,197	146,619
NCC, Ltd.	229,127	252,058
NIIT, Ltd.*	74,372	94,873
Reliance Defence and Engineering, Ltd.*	96,021	90,053
Sintex Industries, Ltd.	235,710	282,698
Voltas, Ltd.	171,095	816,881
VRL Logistics, Ltd.	15,600	73,499
Total Industrials		5,262,835
Oil & Gas - 3.6%
Chennai Petroleum Corp., Ltd.*	35,569	104,001
Suzlon Energy, Ltd.*	2,043,617	526,838
Tide Water Oil Co. India, Ltd.	1,041	86,475
Total Oil & Gas		717,314
Technology - 7.9%
Hexaware Technologies, Ltd.	67,021	227,392
Himachal Futuristic Communications, Ltd.*	414,206	112,304
Intellect Design Arena, Ltd.*	44,454	134,162
Just Dial, Ltd.	18,850	170,486
KPIT Technologies, Ltd.	92,918	253,719
NIIT Technologies, Ltd.	30,472	231,492
Polaris Consulting & Services, Ltd.*	36,353	105,028
Tata Elxsi, Ltd.	13,194	331,732
Total Technology		1,566,315
Utilities - 6.7%
Adani Power, Ltd.*	824,388	372,529
CESC, Ltd.	43,763	386,991
GMR Infrastructure, Ltd.*	1,760,598	348,233
PTC India, Ltd.	191,630	218,758
Total Utilities		1,326,511
TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $20,313,977)		19,703,189

Other Assets in Excess of Liabilities - 0.7%		145,620
Net Assets - 100.0%		$19,848,809

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
144A

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At June 30, 2016, the net value of these securities was $99,660, representing 0.50% of net assets.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The classifications and presentations within the Schedules of Investments are consistent with other funds in the EGA Fund family and may not depict the same classifications and presentations in certain marketing materials.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2016, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

Funds	Federal Tax Cost of Investments*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Beyond BRICs ETF	$122,988,127	$3,434,243	$(29,194,755)	$(25,760,512)
EM Core ex-China ETF	8,423,744	411,132	(146,304)	264,828
EM Quality Dividend ETF	17,028,654	1,179,521	(1,966,874)	(787,353)
EM Strategic Opportunities ETF	15,934,349	854,871	(2,962,298)	(2,107,427)
Consumer ETF	684,791,821	78,519,262	(143,535,385)	(65,016,123)
Core ETF	4,747,590	358,179	(712,933)	(354,754)
India Consumer ETF	70,312,213	7,692,453	(3,105,024)	4,587,429
India Infrastructure ETF	47,847,185	3,844,098	(9,011,604)	(5,167,506)
India Small Cap ETF	20,698,923	2,677,030	(3,672,764)	(995,734)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing the securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of June 30, 2016 in valuing the ETFs’ assets and liabilities carried at fair value:

	Assets
	Level 1	Level 2	Level 3
Funds	Common Stocks	Common Stocks	Common Stocks	Total
Beyond BRICs ETF*	$97,227,615	$–	$–	$97,227,615
EM Core ex-China ETF*	8,688,572	–	–	8,688,572
EM Quality Dividend ETF*	16,241,301	–	–	16,241,301
EM Strategic Opportunities ETF*	13,820,578	6,344	–	13,826,922
Consumer ETF*	619,213,339	562,359	–	619,775,698
Core ETF*	4,391,673	559	604	4,392,836
India Consumer ETF**	74,899,642	–	–	74,899,642
India Infrastructure ETF**	42,679,679	–	–	42,679,679
India Small Cap ETF**	19,703,189	–	–	19,703,189

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended June 30, 2016:

	Core ETF	India Small Cap ETF
	Common Stocks	Common Stocks

Balance as of March 31, 2016	$16,518	$8,794
Realized gain (loss)	-	(149,867)
Change in unrealized appreciation (depreciation)	-	273,439
Purchases	-	-
Sales	-	(132,366)
Transfers into Level 3[1]	-	-
Transfers out of Level 3[2]	(15,914)	-
Balance as of June 30, 2016	$604	$-
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016 is:	-	-

1 Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2 Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period.

In determining fair valuations, inputs may include duration of fair valuation event, comparable benchmark performance, and an illiquidity discount. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of securities that are fair valued for more than five days.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of June 30, 2016 in valuing Level 3 securities:

				Value of
		Valuation	Unobservable	Unobservable
Core ETF	Fair Value	Technique	Input	Inputs
Investments in Securities
Common Stocks
Hanergy Thin Film Power Group, Ltd.	$ 604	Adjustment to market based on duration of fair value event, illiquidity discount and comparable benchmark performance	Illiquidity Discount	50.00%

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By (Signature and Title)*     /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date    8/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date    8/5/16

By (Signature and Title)*      /s/ Susan M. Ciccarone

Susan M. Ciccarone, Chief Financial Officer

(principal financial officer)

Date    8/5/16

* Print the name and title of each signing officer under his or her signature.